Condensed Financial Statements of Kentucky First Federal Bancorp - Schedule of Schedule of Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
ASSETS
Interest-bearing deposits	$ 12,233	$ 8,561
Total assets	362,398	371,211
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total shareholders’ equity	50,294	48,369	$ 47,997
Total liabilities and shareholders’ equity	362,398	371,211
Kentucky First Federal Bancorp [Member]
ASSETS
Prepaid expenses and other assets	42	570
Total assets	50,375	48,320
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts Payable and other Liabilities	129
Accounts Payable and Accrued Liabilities, Total	129
Total shareholders’ equity	50,246	48,320
Total liabilities and shareholders’ equity	50,375	48,320
Kentucky First Federal Bancorp [Member] | First Federal of Hazard [Member]
ASSETS
Interest-bearing deposits	737	503
Investments	18,204	17,860
Kentucky First Federal Bancorp [Member] | First Federal of Kentucky [Member]
ASSETS
Interest-bearing deposits	310	11
Kentucky First Federal Bancorp [Member] | Frankfort First [Member]
ASSETS
Investments	$ 31,082	$ 29,376